PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 27, 2021	Mar. 28, 2020	Mar. 27, 2021	Mar. 28, 2020	Jun. 27, 2020	Jun. 29, 2019
Property, Plant and Equipment [Abstract]
Depreciation Expense	$ 3,540,369	$ 3,680,139	$ 12,116,847	$ 13,331,921	$ 23,621,713	$ 11,040,843
Cost of Good Sold	42,452	536,729	383,618	1,640,176	22,989,561	1,424,358
Right of use assets	438,557	586,376	835,497	3,203,300
Borrowing costs		$ 2,106,988		$ 4,415,716	$ 1,749,467	$ 2,724,118
Average capitalization rate		13.70%		15.10%	10.20%	10.50%
Labor related costs	52,351	$ 137,558	559,515	$ 913,627	$ 448,086	$ 2,183,419
Construction in progress	$ 6,992	$ 19,475	$ 155,378	$ 192,130	207,664	320,917
Right of use assets					2,752,022	$ 896,176
Impairment expense					$ 143,005,028